SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES
	December 31,
	2021	2022
SGD to HKD Year End	5.8300	5.8253
SGD to HKD Average Rate	5.8348	5.6813
SGD to USD Year End	0.7396	0.7460
SGD to USD Average Rate	0.7450	0.7259

SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated useful lives

Land use right	Over the lease term
Leasehold buildings	30 years
Plant and machinery	5 to 10 years
Equipment, furniture and fittings	1-5 years